TAXES ON INCOME (Details 1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Loss before taxes on income, as reported in the statements of operations	$ 2,608	$ 5,196	$ 15,581	$ 25,083
Theoretical tax benefit			(5,297)	(8,529)
Decrease in tax benefit resulting from permanent differences			273	390
Increase (decrease) in taxes on income resulting from the computation of deferred taxes at a rate which is different from the theoretical rate, and other			716	2,038
Difference between income reported for tax purposes and income for financial reporting purposes - net			50	1,100
Decrease in theoretical tax benefit resulting from subsidiaries different tax rate			(53)	$ (73)
Change in corporate tax rates
Change in valuation allowance			4,315	$ 5,086
Income tax expense	$ 1	$ 16	$ 4	$ 12